NJEDA BONDS (Details 4) (USD $)	Mar. 31, 2012	Mar. 31, 2011
2013	$ 730,000
2014	185,000
2015	195,000
2016	210,000
2017	220,000
Thereafter	1,845,000
Refinanced NJEDA Bonds	$ 3,385,000	$ 3,385,000